Restructuring - Schedule of Restructuring Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 5,058
Employee Severance And Other Benefit [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	479
Cash Payments	(4,058)
Liability included in accrued expenses and other current liabilities at December 31, 2023	$ 521